OVERVIEW AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2014
Property, Plant and Equipment [Line Items]
Binding contract to sell land				$ 34
Allowance for Doubtful Accounts Receivable, Current	$ 2	$ 3
Share-based compensation expense	$ 59	56	$ 49
Calculated warranty term	3 years
Advertising expense	$ 21	22	19
Investments, fair value		0
Cost method investment, carrying value		2
Impairment charge	$ 0	0	2
Number of Reportable Segments	3
Goodwill impairment	$ 709	0	0
Impairment of acquired finite-lived intangible assets	0	0	0
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	5	7
Cash and cash equivalent held outside US	$ 782
Effective US tax rate on certain earnings currently held outside of the U.S. are deemed to be repatriated to the U.S.	15.50%
Fair value of our long-term debt exceeeds (below) the carrying value	$ 3	91
Operating lease, term of renewal contract	10 years
Accrued vacation benefits	$ 80	72
Foreign currency translation net gain (loss)	4	1	0
Gain on sale of assets and divestitures	$ 20	8	10
Effective tax rate on certain cumulative foreign earnings in excess of foreign cash balances	8.00%
In Process Research and Development [Member]
Property, Plant and Equipment [Line Items]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	$ 5	$ 7	$ 0
Minimum [Member]
Property, Plant and Equipment [Line Items]
Finite lived intangible assets useful life	2 months
Operating lease, term of contract	1 year
Maximum [Member]
Property, Plant and Equipment [Line Items]
Finite lived intangible assets useful life	10 years
Operating lease, term of contract	25 years
Machinery and equipment | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment - useful life	3 years
Machinery and equipment | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment - useful life	10 years
Software Development [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment - useful life	3 years